Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001419275
Document Type	S-1
Entity Registrant Name	RYVYL INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	3131 Camino Del Rio North, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	619
Local Phone Number	631-8261
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	3131 Camino Del Rio North, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	619
Local Phone Number	631-8261
Contact Personnel Name	Fredi Nisan